Assumption Used in Option-pricing Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.90%	2.20%	2.50%
Dividend yield	2.80%	2.20%	2.20%
Expected life in years	4 years 1 month 6 days	4 years 1 month 6 days	4 years 1 month 6 days
Expected volatility	42.00%	45.00%	42.00%